Inventory, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory, Net

Note 6 – Inventory, net

Inventory is stated at the lower of cost or net realizable value using the first-in, first-out method and consists of raw materials and finished goods. The Company’s inventory components as of March 31, 2019 and December 31, 2018 were as follows:

	March 31, 2019	December 31, 2018
	(Unaudited)	(Audited)
Finished goods	$1,842,000	$1,633,000
Raw materials	273,000	280,000
Less: inventory reserve	(75,000)	(49,000)
Total inventory, net	$2,040,000	$1,864,000

Note 6 - Inventory, net

The Company’s inventory components as of December 31, 2018 and 2017 were as follows:

	December 31,
	2018	2017
Finished goods	$1,633,000	$654,000
Raw material	280,000	51,000
Less: inventory reserve	(49,000)	(31,000)
Total inventory, net	$1,864,000	$674,000